Derivative financial instruments and risk management (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Offsetting Liabilities
Gross Amount of Recognized Liabilities	$ (214)	$ (50)	$ (144)
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position	(214)	(50)	(144)
Financial Instruments	35	41	71
Cash Collateral Pledged	0	0	0
Net Amount of Liabilities	(179)	(9)	(73)
Machinery, Energy & Transportation
Offsetting Liabilities
Gross Amount of Recognized Liabilities	(191)	(40)	(129)
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position	(191)	(40)	(129)
Financial Instruments	27	32	59
Cash Collateral Pledged	0	0	0
Net Amount of Liabilities	(164)	(8)	(70)
Financial Products
Offsetting Liabilities
Gross Amount of Recognized Liabilities	(23)	(10)	(15)
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position	(23)	(10)	(15)
Financial Instruments	8	9	12
Cash Collateral Pledged	0	0	0
Net Amount of Liabilities	$ (15)	$ (1)	$ (3)